FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Interest Rate Swap Transactions	The following table summarizes the terms of interest rate swaps as of December 31, 2022:

Instrument (in thousands of $)	Notional amount	Maturity Dates	Fixed Interest Rates
Interest rate swaps:
Receiving Floating, paying fixed	540,388	February 2027	2.69% to 3.99%

Fair Value Hierarchy of Derivative and Non-Derivative Financial Instruments
The carrying value and estimated fair value of our financial instruments were as follows:

		Successor		Predecessor
		December 31, 2022		December 31, 2021
(in thousands of $)	Fair value hierarchy	Carrying value	Fair value	Carrying value	Fair value
Non-derivatives:
Cash and cash equivalents(1)	Level 1	129,135	129,135	33,811	33,811
Restricted cash and short-term deposits	Level 1	3,942	3,942	44,091	44,091
Trade accounts receivable(2)	Level 1	2,467	2,467	767	767
Trade accounts payable(2)	Level 1	(2,576)	(2,576)	(2,441)	(2,441)
Current portion of long-term debt and short-term debt (3) (4)	Level 2	(181,694)	(181,694)	(338,988)	(338,988)
Long-term debt (4)	Level 2	(962,794)	(962,794)	(293,430)	(293,430)
Derivatives:
Interest rate swaps asset (5)	Level 2	8,736	8,736	—	—
Interest rate swaps liability (5)	Level 2	(385)	(385)	—	—

(1) The carrying value of cash and cash equivalents, which are highly liquid, is a reasonable estimate of fair value.

(2) The carrying values of trade accounts receivable and trade accounts payable approximate fair values because of the near term maturity of these instruments.

(3) The carrying amounts of our short-term debt approximate their fair values because of the near term maturity of these instruments.

(4) Our debt obligations are recorded at amortized cost in the consolidated and combined carve-out balance sheets. The amounts presented in the table above, are gross of the deferred charges amounting to $6.2 million as of December 31, 2022 (December 31, 2021: $1.6 million).

(5) Derivative assets are presented within other non-current assets on the consolidated balance sheet. Derivative liabilities are presented within other current liabilities on the consolidated balance sheet.

Offsetting Assets and Liabilities	However, if we were to offset and record the asset and liability balance of derivatives on a net basis, the amounts presented in our consolidated balance sheets as of December 31, 2022 and combined carve-out as of December 31, 2021 would be adjusted as detailed in the following table:

	Successor			Predecessor
	December 31, 2022			December 31, 2021
(in thousands of $)	Gross amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet subject to netting agreements	Net amount	Gross amounts presented in the combined carve-out balance sheet	Gross amounts not offset in the combined carve-out balance sheet subject to netting agreements	Net amount
Total asset derivatives	8,736	(481)	8,255	—	—	—
Total liability derivatives	385	(481)	(96)	—	—	—